Certain risks and concentration	12 Months Ended
Dec. 31, 2016
Certain risks and concentration [Abstract]
Certain risks and concentration
27.	Certain risks and concentration

PRC regulations

Current PRC laws and regulations place certain restrictions on foreign ownership of companies that engage in internet businesses, including the provision of online video and online advertising services. Specifically, foreign ownership in an internet content provider or other value-added telecommunication service providers may not exceed 50%. The Group conducts its operations in China principally through contractual arrangements among Giganology Shenzhen, its wholly-owned PRC subsidiary, and Shenzhen Xunlei and its shareholders. Shenzhen Xunlei holds the licenses and permits necessary to conduct its resource discovery network, online advertising, online games and related businesses in China and hold various operating subsidiaries that conduct a majority of its operations in China. The Company conducts all of its operations in China through, Shenzhen Xunlei, a variable interest entity, which it consolidates as a result of a series contractual arrangements enacted. If the Company had direct ownership of Shenzhen Xunlei, it would be able to exercise its rights as a shareholder to effect changes in the board of directors of Shenzhen Xunlei, which in turn could effect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, it relies on Shenzhen Xunlei and its shareholders’ performance of their contractual obligations to exercise effective control. In addition, its operating contract with Shenzhen Xunlei has a term of ten years, which is subject to Giganology Shenzhen’s unilateral termination right. None of Shenzhen Xunlei or its shareholders may terminate the contracts prior to the expiration date.

Further, the Group believes that the contractual arrangements among Giganology Shenzhen, Shenzhen Xunlei and its shareholders are in compliance with PRC law and are legally enforceable. However, the Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC. The PRC government may also require the Company to restructure the Group’s operations entirely if it finds that its contractual arrangements do not comply with applicable laws and regulations. Furthermore, it could revoke the Group’s business and operating licenses, require it to discontinue or restrict its operations, restrict its right to collect revenues, block its website, require it to restructure its operations, impose additional conditions or requirements with which the Group may not be able to comply, or take other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE. The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, Giganology Shenzhen or Shenzhen Xunlei.

As of December 31, 2016, the aggregate retained earnings and distributable reserves of VIE and VIE’s subsidiaries amounted to approximately USD 2,541 thousand (2015: USD 25,512 thousand), which has been included in the consolidated financial statements.

As stated above, Shenzhen Xunlei holds assets that are important to the operation of the Group’s business, including patents for proprietary technology, related domain names and trademarks. If Shenzhen Xunlei or its subsidiaries falls into bankruptcy and all or part of its assets become subject to liens or rights of third-party creditors, the Group may be unable to conduct its business activities in China, which could have a material adverse effect on the Group’s future financial position, results of operations or cash flows. However, the Group believes this is a normal business risk many companies face. The Group will continue to closely monitor the financial conditions of Shenzhen Xunlei and its subsidiaries.

Shenzhen Xunlei and its subsidiaries’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include intangible assets, purchased property and equipment. The balances of these assets held by the VIE and its subsidiaries are included in “property and equipment, net” and “intangible assets, net” in the consolidated balance sheet and specifically in the VIE table on the following page. The unrecognized revenue-producing assets mainly consist of license, patents, trademarks, and domain names which are not recorded in the financial statement as they didn’t meet the recognition criteria set in ASC 350-30-25. The licenses stated above primarily consist of licenses that grant the VIE and its subsidiaries the right to produce and broadcast internet, radio, and television programs. One of them is the ICP licenses as described in note 1.

As of December 31, 2016, Shenzhen Xunlei and its subsidiaries held patents granted in the PRC and in the United States. Presently, patent applications are being examined by the State Intellectual Property Office of the PRC and also patent application is being reviewed by the United States Patent and Trademark Office.

As of December 31, 2016, Shenzhen Xunlei and its subsidiaries have applied to register trademarks, of which the Company has received registered trademarks in different applicable trademark categories including trademark registered with the United States Patent and Trademark Office and trademark registered with World Intellectual Property Organization.

The following consolidated financial information of the Group’s VIE and its subsidiaries from continuing operations was included in the accompanying consolidated financial statements, before elimination of balances with the Company and its subsidiaries, as of and for the years ended:

	As of December 31,
(In thousands)	2015	2016
Current assets:
Cash and cash equivalents	32,461	40,393
Short-term investments	69,522	28,749
Accounts receivable, net	11,573	14,824
Due from related parties	30	1,083
Deferred tax assets	351	971
Inventories	480	374
Prepayments and other current assets	31,659	15,123
Total current assets	146,076	101,517
Non-current assets:
Equity method investments	9,884	25,479
Deferred tax assets	6,791	1,849
Property and equipment, net	17,991	20,059
Construction in progress	14	574
Intangible assets, net	14,297	11,083
Goodwill	21,896	20,497
Other long-term prepayments	7,430	1,187
Total non-current assets	78,303	80,728
Total assets	224,379	182,245
Current liabilities:
Accounts payable (note a)	33,262	44,162
Due to a related party	38	45
Deferred revenue and income, current portion	24,902	24,260
Income tax payable	2,407	2,253
Accrued liabilities and other payables (note b)	131,312	104,114
Total current liabilities	191,921	174,834
Non-current liabilities:
Deferred revenue and income, non-current portion	4,751	3,539
Total non-current liabilities	4,751	3,539
Total liabilities	196,672	178,373

Note a.	The balance included inter-companies balances with the Company and its subsidiaries of USD 11,626 thousand and USD 9,360 thousand as of December 31, 2015 and 2016, respectively.

Note b.	The balance included inter-companies balances with the Company and its subsidiaries of USD 105,872 thousand and USD 91,477 thousand as of December 31, 2015 and 2016, respectively.

	Years ended December 31,
(In thousands)	2014	2015	2016
Net revenue from continuing operations	132,515	129,198	156,192
Net income / (loss) attributable to Xunlei Limited	12,677	(6,408)	(32,402)

	Years ended December 31,
(In thousands)	2014	2015	2016
Net cash provided by operating activities	70,822	41,723	3,565
Net cash (used in)/provided by investing activities	(78,335)	(51,721)	1,859
Net cash provided by financing activities	856	1,055	2,508
	(6,657)	(8,943)	7,932

Foreign exchange risk

The Group’s financing activities are denominated mainly in the USD. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC and exchange of foreign currencies into the RMB require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of the RMB into other currencies. The revenues and expenses of the Company’s subsidiaries, consolidated VIE and its subsidiaries are generally denominated in the RMB and their assets and liabilities are denominated in the RMB.

Concentration of customer risk

The top 10 customers accounted for 16%, 26% and 18% of the net revenues for the years ended December 31, 2014, 2015 and 2016, respectively. Prior to entering into sales agreements, the Group performs credit assessments of its customers to assess the credit history of its customers. Further, the Group has not experienced any significant bad debts with respect to its accounts receivable.

Credit risk

As of December 31, 2015 and 2016, substantially all of the Group’s cash and cash equivalents were held at reputable financial institutions in the jurisdictions where the Group and its subsidiaries are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality. The Group has not experienced any losses on its deposits of cash and cash equivalents.

Prior to entering into sales agreements, the Group performs credit assessments of its customers to assess the credit history of its customers. Further, the Group has not experienced any significant bad debts with respect to its accounts receivable.